Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - Successor [Member]	Dec. 31, 2015 USD ($)
Net operating loss carry forwards	$ 728,000
Intangible amortization difference	18,000
Less valuation allowance	(746,000)
Net deferred tax asset